Accounting Policies, by Policy (Policies)	12 Months Ended
Dec. 31, 2025
Summary of Significant Accounting Policies [Abstract]
Basis of presentation and principles of consolidation

(a) Basis of presentation and principles of consolidation

The accompanying consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“US GAAP”) and pursuant to the rules and regulation of the Securities and Exchange Commission (the “SEC”)

The consolidated financial statements include the financial statements of the Company and its subsidiaries, and its VIE and VIE’s subsidiaries over which the Company exercises control and, when applicable, entities for which the Company has a controlling financial interest or is the primary beneficiary. All significant inter-company transactions and balances between the Company, its subsidiaries and the VIE are eliminated upon consolidation.

Business combinations

(b) Business combinations

The Company accounts for all business combinations under the purchase method of accounting in accordance with ASC 805, Business Combinations (“ASC 805”). The purchase method of accounting requires that the consideration transferred to be allocated to net assets including separately identifiable assets and liabilities the Company acquired, based on their estimated fair value. The consideration transferred in an acquisition is measured as the aggregate of the fair values at the date of exchange of the assets given, liabilities incurred, and equity instruments issued as well as the contingent considerations and all contractual contingencies as of the acquisition date. The costs directly attributable to the acquisition are expensed as incurred. Identifiable assets, liabilities and contingent liabilities acquired or assumed are measured separately at their fair value as of the acquisition date, irrespective of the extent of any non-controlling interests. The excess of (i) the total of the cost of the acquisition, fair value of the non-controlling interests and acquisition date fair value of any previously held equity interest in the acquiree over (ii) the fair value of the identifiable net assets of the acquiree is recorded as goodwill. If the cost of acquisition is less than the fair value of the identifiable net assets of the acquiree, the difference is recognized directly in earnings. The determination and allocation of fair values to the identifiable net assets acquired and liabilities assumed is based on various assumptions and valuation methodologies requiring considerable judgment from management. Although the Company believes that the assumptions applied in the determination are reasonable based on information available at the date of acquisition, actual results may differ from forecasted amounts and the differences could be material.

Use of estimates

(c) Use of estimates

The preparation of the consolidated financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the period. Areas where management uses subjective judgment include, but are not limited to those applied in the Company’s forecasted results of operations and cash flows, which are used in the determination of fair value for goodwill and indefinite-lived intangible asset impairment testing; revenue recognition, estimating the useful lives of long-lived assets and intangible assets, valuation assumptions in performing asset impairment tests of long-lived assets, allowance for credit losses, and impairment of long-term investments.

Foreign currency

(d) Foreign currency

The functional currency of the Company is in US dollars and the functional currency of the Company’s subsidiaries and VIEs are local currencies, as determined based on the criteria of Accounting Standards Codification (“ASC”) 830 (“ASC 830”) “Foreign Currency Matters”. The reporting currency of the Company is Renminbi (“RMB”).

Monetary assets and liabilities denominated in currencies other than the functional currency are translated into the functional currency at the rates of exchange in place at the balance sheet date. Transactions in currencies other than the functional currency during the year are converted into the functional currency at the applicable rates of exchange prevailing when the transactions occurred. Transaction gains and losses are recognized in the consolidated statement of operations.

Assets and liabilities of the Company translated from their respective functional currencies to the reporting currency at the exchange rates at the balance sheet dates, equity accounts are translated at historical exchange rates and revenues and expenses are translated at the average exchange rates in effect during the reporting period. The resulting foreign currency translation adjustment are recorded in other comprehensive income (loss).

Convenience translation

(e) Convenience translation

Translations of balances in the consolidated balance sheets, consolidated statements of operations and comprehensive income (loss) and consolidated statements of cash flows from RMB into USD (or “US$”) as of and for the year ended December 31, 2025 are solely for the convenience of the reader and were calculated at the rate of US$1.00 = RMB6.9931, representing the noon buying rate in The City of New York for cable transfers of RMB as certified for customs purposes by the Federal Reserve Bank of New York on the last trading day of December 31, 2025. No representation is made that the RMB amounts represent or could have been, or could be, converted, realized or settled into US$ at that rate, or at any other rate.

Cash and cash equivalents

(f) Cash and cash equivalents

Cash and cash equivalents consist of cash on hand and demand deposits placed with banks which are unrestricted as to withdrawal or use and have original maturities less than three months. All highly liquid investments with a stated maturity of 90 days or less from the date of purchase are classified as cash equivalents.

Accounts receivable and allowance for credit losses

(g) Accounts receivable and allowance for credit losses

Accounts receivable is stated at the historical carrying amount net of allowance for credit losses.

The Company maintains an allowance for credit losses which reflects its best estimate of amounts that potentially will not be collected. The Company determines the allowance for credit losses taking into consideration various factors including but not limited to historical collection experience and credit-worthiness of the debtors as well as the age of the individual receivables balance. In June 2016, the FASB issued ASU No. 2016-13, “Financial Instruments — Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments,” which requires the Company to measure and recognize expected credit losses for financial assets held and not accounted for at fair value through net income. The Company adopted this guidance effective January 1, 2023. The Company performs ongoing credit evaluations of the debtors, and assesses allowance for credit loss on a portfolio basis. When specific debtors are identified as no longer sharing the same risk profile as the current pool, they are removed from the pool and evaluated separately. Account balances are charged off against the allowance after all means of collection have been exhausted and the likelihood of collection is not probable.

Investment in marketable security

(h) Investment in marketable security

Marketable securities consist of investments in equity securities with readily determinable fair values. Marketable equity securities that are bought and held principally for the purpose of selling them in the near term are classified as trading securities, in accordance with ASC 320. The Company accounts for investments in marketable equity securities with readily determinable fair values in accordance with ASC Topic 321, Investments - Equity Securities (“ASC 321”). These investments are measured at fair value with the related gains and losses, including unrealized, recognized in investment income (loss).

Property and equipment

(i) Property and equipment

Property and equipment are stated at cost, net of accumulated depreciation using the straight-line method over their estimated useful lives, once the asset is placed in service.

The estimated useful lives are as follows:

Computer and transmission equipment	3 years
Furniture, fixtures and office equipment	5 years

Repair and maintenance costs are charged to expense when incurred, whereas the cost of betterments that extend the useful life of property and equipment are capitalized as additions to the related assets. Retirement, sale and disposals of assets are recorded by removing the cost and related accumulated depreciation with any resulting gain or loss reflected in the consolidated statements of income. The Company also re-evaluates the periods of depreciation to determine whether subsequent events and circumstances warrant revised estimates of useful lives.

Intangible assets

(j) Intangible assets

Intangible assets are carried at cost less accumulated amortization and any impairment. Certain licenses for platforms are determined to have an infinite useful life and are not subject to amortization and tested for impairment at least annually. Intangible assets with a finite useful life are amortized using the straight-line method over the estimated economic life of the intangible assets as follows:

Trademark	10 years
Patent	10 years
Copyright	10 years
Software	3 to 10 years
Licenses acquired	3 years

Goodwill

(k) Goodwill

Goodwill represents the excess of cost over the fair value of the net tangible and identifiable intangible assets acquired in a business combination. Goodwill is not subject to amortization but is monitored annually for impairment or more frequently if there are indicators of impairment. Management considers the following potential indicators of impairment: significant underperformance relative to historical or projected future operating results, significant changes in the Company’s use of acquired assets or the strategy of the Company’s overall business, significant negative industry or economic trends and a significant decline in the Company’s stock price for a sustained period. The Company performs its impairment test on annual basis. Currently, the Company’s goodwill is evaluated at the entity level as it has been determined there is one operating segment comprised of one reporting unit. When assessing goodwill for impairment the Company first performs a qualitative assessment to determine whether it is necessary to perform a quantitative analysis. If the Company determines it is unlikely that the reporting unit fair value is less than its carrying value then no quantitative assessment is performed. If the Company cannot determine that it is likely that the reporting unit fair value is more than its carrying value, then the Company performs a quantitative assessment. For the years ended December 31, 2023 and 2024, the Company performed the impairment test and determined that the fair value of goodwill was more than carrying value, therefore the Company did not recognize any impairment loss on goodwill.

Impairment test in 2025

During the fourth quarter of 2025, as part of management’s assessment of it operating plan, the Company updated its internal forecasts to consider the year-to-date operating performance, current operating data and revised expectations based on actuals, current paying user trend, revisions to the timing of the expected effects of the Company’s strategic initiatives and overall related risks, including macroeconomic factors, to achieving our forecasts. As a part of its annual impairment assessment, the Company assessed its internal forecast along with several events and circumstances that could affect the significant inputs used to determine the fair value of our reporting unit, including the significance of the amount, if any, of excess carrying value over fair value, consistency of the Company’s current and forecasted operating margins and cash flows, budgeted-to-actual performance, timing of the expected effects of the Company’s strategic initiatives, overall change in economic climate, changes in the industry and competitive environment, changes to our risk-adjusted discount rates and earnings quality and sustainability. After considering all available evidence in the evaluation of goodwill impairment indicators including but not limited to regulatory and tax policy changes for the livestreaming industry starting in the second half of 2025 and accordingly the significant decrease in paying users and a continuous decline in the Company’s operating income during the second half of 2025, the Company determined it appropriate to perform the quantitative assessment of the Company as of December 31, 2025.

The quantitative impairment test involves the use of significant estimates and assumptions to evaluate the impact of operational and economic changes on each reporting unit. The Company estimate the fair value using the income valuation approach with assistance of third-party valuation firm. The income approach applies a fair value methodology to the single reporting unit based on discounted cash flows. This analysis requires significant estimates and judgments, including (i) the estimation of future revenue, projected gross profit margins, projected operating costs, projected operating income margins, and projected capital expenditures, which are dependent on internal cash flow forecasts; and (ii) determination of the risk-adjusted discount rates. The weighted average cost of capital used in the Company’s impairment test was risk-adjusted to reflect the specific risk profile of the reporting units and was estimated at 27% and management’s forecasted revenue growth rate was nil. As a result of goodwill impairment test, the Group recorded a full impairment of RMB186,170 (US$26,622) on goodwill for the year ended December 31, 2025. The Company bases fair value estimates on assumptions the Company believe to be reasonable but that are unpredictable and inherently uncertain. Actual future results may differ from those estimates.

Impairment of long-lived assets

(l) Impairment of long-lived assets

The Company evaluates its long-lived assets or asset group, including property and equipment, operating lease assets and intangible assets including license that has an infinite useful life, for impairment whenever events or changes in circumstances (such as a significant adverse change to market conditions that will impact the future use of the assets) indicate that the carrying amount of an asset or a group of long-lived assets may not be recoverable. When these events occur, the Company evaluates for impairment by comparing the carrying amount of the assets to future undiscounted net cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flow is less than the carrying amount of the assets, the Company would recognize an impairment loss based on the excess of the carrying amount of the asset group over its fair value. Recoverability of assets is measured at the asset group level. Fair value is generally determined by discounting the cash flows expected to be generated by the assets, when the market prices are not readily available for the long-lived assets. No impairment of long-lived assets was recognized for the years ended December 31, 2023 and 2024.

During annual impairment test performed in the fourth quarter of 2025, the Company identified several triggering events indicating that the carrying value of its intangible assets may exceed their fair value. These indicators included regulatory and tax policy changes for the livestreaming industry starting in the second half of 2025 and accordingly the significant decrease in paying users and a continuous decline in the Company’s operating income during the second half of 2025. The Company performed a quantitative assessment as of December 31, 2025, using an income approach. The income approach utilized a discounted cash flow model based on the assumptions including management’s best estimates of the expected future cash flows, risk-adjusted discount rate, and the estimated useful life of the asset group with assistance of a third-party valuation firm. Based on this analysis, the Company determined that the carrying values of its intangible assets were no longer recoverable. As a result of the fair value test, the Group recorded a full impairment of RMB398,835(US$57,033) on intangible assets for the year ended December 31, 2025.

Long term investment

(m) Long term investment

ASU 2016-01 (“ASU 2016-01”), Recognition and Measurement of Financial Assets and Financial Liabilities amends certain aspects of recognition, measurement, presentation and disclosure of financial instruments. The main provisions require equity investments (except those accounted for under the equity method of accounting or those that result in consolidation of the investee) to be measured at fair value through earnings, unless they qualify for a measurement alternative.

Equity Investments with readily determinable fair values

Equity investments with readily determinable fair values are measured and recorded at fair value using the market approach based on the quoted prices in active markets at the reporting date.

Equity investments without readily determinable fair values

After the adoption of this new accounting standard, the Company elected to record equity investments without readily determinable fair values and not accounted for under the equity method at cost, less impairment, adjusted for subsequent observable price changes on a nonrecurring basis, and report changes in the carrying value of the equity investment in current earnings. Changes in the carrying value of the equity investment are required to be made whenever there are observable price changes in orderly transactions for the identical or similar investment of the same issuer. Reasonable efforts shall be made to identify price changes that are known or that can reasonably be known.

Equity investments accounted for using the equity method

The Company accounts for its equity investment over which it has significant influence but does not own a majority equity interest or otherwise control, using the equity method. The Company adjusts the carrying amount of the investment and recognizes investment income or loss for its share of the earnings or loss of the investee after the date of investment. The Company assesses its equity investment for other-than-temporary impairment by considering factors including, but not limited to, current economic and market conditions, operating performance of the entity, including current earnings trends and undiscounted cash flows, and other entity-specific information. The fair value determination, particularly for investments in a privately held entity, requires judgment to determine appropriate estimates and assumptions. Changes in these estimates and assumptions could affect the calculation of the fair value of the investment and determination of whether any identified impairment is other-than-temporary.

Fair value of financial instruments

(n) Fair value of financial instruments

Fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that is determined based on assumptions that market participants would use in pricing an asset or a liability. Assets and liabilities recorded at fair value are measured and classified in accordance with a three-tier fair value hierarchy based on the observability of the inputs available in the market used to measure fair value:

●	Level 1 — inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.
●	Level 2 — inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, quoted market prices for identical or similar assets in markets that are not active, inputs other than quoted prices that are observable and inputs derived from or corroborated by observable market data.
●	Level 3 — inputs to the valuation methodology are unobservable.

The carrying amounts of financial assets and liabilities, such as cash and cash equivalents, accounts receivable, other receivables included in prepaid expenses and other current assets, accounts payables, balances with related parties and other current liabilities, approximate their fair values because of the short-term maturity of these instruments.

Assets and Liabilities Measured or Disclosed at Fair Value on a recurring basis

The following tables represent the fair value hierarchy of the Company’s financial assets and liabilities measured at fair value on a recurring basis as of December 31, 2024 and 2025:

	As of December 31, 2024
	Fair Value Measurement at the Reporting Date using
	Quoted price in active markets for identical assets Level 1	Significant other observable inputs Level 2	Significant unobservable inputs Level 3	Total
	RMB	RMB	RMB	RMB
Financial assets:
Investment in marketable equity security	37,629	-	-	37,629
	As of December 31, 2025
	Fair Value Measurement at the Reporting Date using
	Quoted price in active markets for identical assets Level 1	Significant other observable inputs Level 2	Significant unobservable inputs Level 3	Total
	RMB	RMB	RMB	RMB
Financial assets:
Investment in marketable equity security	8,561	-	-	8,561

Assets measured at fair value on a nonrecurring basis

In addition to assets that are recorded at fair value on a recurring basis, the impairment tests may subject our reporting unit with goodwill and other intangible assets to nonrecurring fair value measurement.

For the 2025 goodwill impairment test during the last quarter of year ended December 31, 2025, the fair value of the reporting unit was estimated using the income approach. The various inputs to these fair value models are considered Level 3. As a result of the test, goodwill with a carrying value of RMB186,170 was fully impaired and the related impairment charge was recognized on our Consolidated Statements of Operations and Comprehensive Income (Loss) for the year ended December 31, 2025.

For the 2025 intangible asset impairment test performed during the last quarter of the year ended December 31, 2025, the fair values was estimated utilizing the income approach. The various inputs to this fair value model are considered Level 3. As a result of the test, intangible assets with a carrying value of RMB398,835 was fully impaired and the related impairment charge was recognized on our Consolidated Statements of Operations and Comprehensive Income (Loss) for the year ended December 31,2025.

For the years ended December 31, 2024 and 2023, there were no goodwill or intangible asset impairment charges recorded.

Revenue recognition

(o) Revenue recognition

The Company applies the ASU 2014-09, Revenue from Contracts with Customers — Topic 606 for its revenue recognition for all periods presented. Revenues are recognized when control of the promised virtual items or services is transferred to the Company’s customers, in an amount that reflects the consideration the Company expects to be entitled to in exchange for those virtual items or services. Revenue is recorded, net of sales related taxes and surcharges.

Live streaming

The Company is principally engaged in operating its own live streaming platforms, which enable broadcasters and viewers to interact with each other during live streaming. The Company is responsible for providing a technological infrastructure to enable the broadcasters, online users and viewers to interact through live streaming platforms. All the platforms can be accessed for free. The Company mainly derives the revenue from sales of virtual items in the platforms. The Company has a recharge system for users to purchase the Company’s virtual currency then purchase virtual items for use. Users can recharge via various online third-party payment platforms, including WeChat Pay, AliPay and other payment platforms. Virtual currency is non-refundable and often consumed soon after it is purchased.

The Company designs, creates and offers various virtual items for sales to users with pre-determined stand-alone selling price. Virtual items are categorized as consumable and time-based items. Consumable items are consumed upon purchase and use while time-based items could be used for a fixed period of time. Users can purchase and present consumable items to broadcasters to show support for their favorite broadcasters, or purchase time-based virtual items for one or multiple months for a monthly fee, which provide users with recognized status, such as priority speaking rights or special symbols over a period of time.

The Company shares a portion of the sales proceeds of virtual items (“revenue sharing fee”) with broadcasters and talent agencies in accordance with their revenue sharing arrangements. Broadcasters, who do not have revenue sharing arrangements with the Company, are not entitled to any revenue sharing fee. The Company also utilizes third-party payment collection channels, which charges the payment handling cost for users to purchase the virtual currency directly from it. The payment handling costs are recorded in cost of sales.

The Company evaluates and determines that it is the principal and views users to be its customers, because the Company controls the virtual items before they are transferred to users. Its control is evidenced by the Company’s sole ability to monetize the virtual items before they are transferred to users, and is further supported by the Company being primarily responsible to the users for the delivery of the virtual items as well as having full discretion in establishing pricing for the virtual items. Accordingly, the Company reports live streaming revenues on a gross basis with the amounts billed to users recorded as revenues and revenue sharing fee paid to broadcasters and related agencies recorded as cost of revenues.

Sales proceeds are initially recorded as deferred revenue and recognized as revenue based on the consumption of the virtual items. The Company has determined that each individual virtual item represents a distinct performance obligation. Accordingly, live streaming revenue is recognized immediately when the consumable virtual item is used, or in the case of time-based virtual items, revenue is recognized over the fixed period on a straight-line basis. The Company does not have further obligations to the user after the virtual items are consumed. The Company’s live streaming virtual items are generally sold without right of return and the Company does not provide any other credit and incentive to its users. Unconsumed virtual currency is recorded as deferred revenue.

The Company also cooperates with independent third-party distributors to sell virtual currency through annual distribution agreements with these distributors. Third-party distributors purchase virtual currency from the Company with no refund provision according to the annual distribution agreements, and they are responsible for selling the virtual currency to end users. They may engage their own sales representatives, which are referred to as “sales agents” to directly sell to individual end users. The Company has no control over such “sales agents”. The Company has discretion to determine the price of the virtual currency sold to its third-party distributors, but has no discretion as to the price at which virtual currency is sold by its third-party distributors to the sales agents.

Technical services and others

The Company generated technical and other revenues from providing multi-channel network (“MCN”) agency service, technical development, advisory and others, which accounts for only approximately 3% or less of revenue for the years ended December 31, 2023, 2024 and 2025. As the amount was immaterial, and short-term in nature, which is usually less than six months, the Company recognizes revenue when service is rendered and accepted by customers.

Practical expedients and exemptions

The Company’s contracts have an original duration of one year or less. Accordingly, the Company does not disclose the value of unsatisfied performance obligations.

Revenue by types and platforms

The following table sets forth types of our revenue for the periods indicated:

	For the years ended December 31,
	2023	2024	2025	2025
	RMB	RMB	RMB	US$
Live streaming - consumable virtual items revenue	1,420,258	1,317,601	1,187,033	169,743
Live streaming - time based virtual item revenue	25,004	24,935	16,951	2,424
Technical services and others	19,609	20,848	37,637	5,382
Total revenue	1,464,871	1,363,384	1,241,621	177,549

As of December 31, 2025, the Company operated five brands of live streaming platforms, consisting of: Showself Live Streaming, Lehai Live Streaming, Haixiu Live Streaming, BeeLive Live Streaming (including BeeLive Chinese version – Mifeng) and Hongle Live Streaming. The following table sets forth our revenue by platforms for the periods indicated:

	For the years ended December 31,
	2023	2024	2025	2025
	RMB	RMB	RMB	US$
Showself	334,186	330,271	319,672	45,712
Lehai	263,517	330,279	288,809	41,299
Haixiu	245,049	271,809	214,460	30,667
Beelive	304,730	212,035	214,066	30,611
Hongle	297,780	198,142	166,977	23,878
Technical services and others	19,609	20,848	37,637	5,382
TOTAL	1,464,871	1,363,384	1,241,621	177,549

Contract balances

Contract balances include accounts receivable and deferred revenue. Accounts receivable primarily represent cash due from distributors and are recorded when the right to consideration is unconditional. The allowance for credit losses reflects the best estimate of probable losses inherent to the account receivable balance. Deferred revenue primarily includes unconsumed virtual currency and unamortized revenue from time-based virtual items in the Company’s platforms, where there is still an obligation to be provided by the Company, which will be recognized as revenue when all of the revenue recognition criteria are met. Due to the generally short-term duration of the relevant contracts, all performance obligations are satisfied within one year.

Government subsidies

(p) Government subsidies

Government subsidies are primarily referred to the amounts received from various levels of local governments from time to time which are granted for general corporate purposes and to support its ongoing operations in the region. The grants are determined at the discretion of the relevant government authority and there are no restrictions on their use. The government subsidies amounted to RMB6,853, RMB1,588, RMB8,446 (US$1,208) for the years ended December 31, 2023, 2024 and 2025 are recorded as other income.

Cost of revenues

(q) Cost of revenues

Amounts recorded as cost of revenue relate to direct expenses incurred in order to generate revenue. Such costs are recorded as incurred. Cost of revenues consists primarily of (i) revenue sharing fees and content costs, including payments to various broadcasters, and content providers, (ii) bandwidth costs, (iii) salaries and welfare, (iv) depreciation and amortization expense for servers and other equipment, and intangibles directly related to operating the platform, (v) user acquisition costs (vi) payment handling costs, and (vii) other costs.

Research and development expenses

(r) Research and development expenses

Research and development expenses primarily consist of (1) salaries and benefits expenses incurred for research and development personnel, and (2) rental, general expenses and depreciation expenses associated with the research and development activities. Expenditures incurred during the research phase are expensed as incurred and no research and development expenses were capitalized for the years December 31,2023, 2024 and 2025.

Sales and marketing expenses

(s) Sales and marketing expenses

Sales and marketing expenses consist primarily of advertising and market promotion expenses. The advertising and market promotion expenses amounted to RMB1,350, RMB6,916 and RMB6,163 (US$881) for the years ended December 31, 2023, 2024 and 2025, respectively.

Employee benefits

(t) Employee benefits

The full-time employees of the Company’s PRC subsidiaries are entitled to staff welfare benefits including medical care, housing fund, unemployment insurance, injury insurance and pension benefits, which are government mandated defined contribution plans. These entities are required to accrue for these benefits based on certain percentages of the employees’ respective salaries, subject to certain ceilings, in accordance with the relevant PRC regulations, and make cash contributions to the state-sponsored plans out of the amounts accrued. The total amounts for such employee benefits were RMB18,181, RMB20,060 and RMB21,358 (US$3,054) for the years ended December 31, 2023, 2024 and 2025, respectively.

Leases

(u) Leases

The Company has lease contracts office space under operating leases. The Company determines whether an arrangement constitutes a lease and records lease liabilities and right-of-use assets on its consolidated balance sheets at lease commencement. The Company measures its lease liabilities based on the present value of the total lease payments not yet paid discounted based on the more readily determinable of the rate implicit in the lease or its incremental borrowing rate, which is the estimated rate the Company would be required to pay for a collateralized borrowing equal to the total lease payments over the term of the lease. The Company estimates its incremental borrowing rate based on an analysis of weighted average interest rate of its own bank loans. The Company measures right-of-use assets based on the corresponding lease liability adjusted for payments made to the lessor at or before the commencement date, and initial direct costs it incurs under the lease. The Company begins recognizing lease expense when the lessor makes the underlying asset available to the Company.

For leases with lease term less than one year (short-term leases), the Company records operating lease expense in its consolidated statements of operations on a straight-line basis over the lease term and record variable lease payments as incurred.

Income taxes

(v) Income taxes

The Company accounts for current income taxes in accordance with the laws of the relevant tax authorities. The Company follows the liability method in accounting for income taxes in accordance to ASC topic 740 (“ASC 740”), Income Taxes. Under this method, deferred tax assets and liabilities are determined based on the difference between the financial reporting and tax bases of assets and liabilities using enacted tax rates that will be in effect in the period in which the differences are expected to reverse. A valuation allowance would be recorded against deferred tax assets if, based on the weight of available evidence, it is more-likely-than-not that some portion, or all, of the deferred tax assets will not be realized.

The guidance on accounting for uncertainties in income taxes prescribes a more likely than not threshold for financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. Guidance was also provided on recognition of income tax assets and liabilities, classification of current and deferred income tax assets and liabilities, accounting for interest and penalties associated with tax positions, accounting for income taxes in interim periods, and income tax disclosures. Significant judgment is required in evaluating the Company’s uncertain tax positions and determining its provision for income taxes. The Company recognizes interests and penalties, if any, under accrued expenses and other current liabilities on its balance sheet and under other expenses in its statement of comprehensive loss. The Company did not recognize any interest and penalties associated with uncertain tax positions as of December 31, 2024 and 2025. As of December 31, 2024 and 2025 the Company did not have any significant unrecognized uncertain tax positions.

Value added tax (“VAT”)

(w) Value added tax (“VAT”)

Revenue represents the invoiced value of service, net of VAT. The VAT is based on gross sales price and VAT rates range up to 13%, depending on the type of service provided. Entities that are VAT general taxpayers are allowed to offset qualified input VAT paid to suppliers against their output VAT liabilities. Net VAT balance between input VAT and output VAT is recorded in tax payable. All of the VAT returns filed by the Company’s subsidiaries in China, have been and remain subject to examination by the tax authorities for five years from the date of filing.

Statutory reserves

(x) Statutory reserves

The Company’s PRC entities are required to make appropriations to certain non-distributable reserve funds.

In accordance with the laws applicable to China’s Foreign Investment Enterprises, the Company’s subsidiaries registered as WFOEs have to make appropriations from its after-tax profit (as determined under the Accounting Standards for Business Enterprises as promulgated by the Ministry of Finance of the People’s Republic of China (“PRC GAAP”) to reserve funds including general reserve fund and staff bonus and welfare fund. The appropriation to the general reserve fund must be at least 10% of the after-tax profits calculated in accordance with PRC GAAP. Appropriation is not required if the reserve fund has reached 50% of the registered capital of the Company. Appropriation to the staff bonus and welfare fund is at the Company’s discretion.

In addition, in accordance with the Company Laws of the PRC, the Company’s entities registered as PRC domestic companies must take appropriations from its after-tax profit as determined under the PRC GAAP to non-distributable reserve funds including a statutory surplus fund and a discretionary surplus fund. The appropriation to the statutory surplus fund must be at least 10% of after-tax profits as determined under the PRC GAAP. Appropriation is not required if the surplus fund has reached 50% of the registered capital of the Company. Appropriation to the discretionary surplus fund is made at the discretion of the Company.

The use of the general reserve fund, statutory surplus fund and discretionary surplus fund are restricted to the off-setting of losses or increasing capital of the respective company. The staff bonus and welfare fund is liability in nature and is restricted to fund payments of special bonus to staff and for the collective welfare of employees. All these reserves are not allowed to be transferred to the Company in terms of cash dividends, loans or advances, nor can they be distributed except under liquidation.

Earnings (loss) per share

(y) Earnings (loss) per share

The Company uses the two-class method to calculate basic and diluted earnings (loss) per share (“EPS”) in accordance with ASC 260, “Earnings per Share”. Under the two-class method, earnings of the Company are allocated between ordinary stockholders and these participating securities based on the weighted-average number of shares of ordinary shares and participating securities outstanding during the relevant period. Class A ordinary shares and Class B ordinary shares have the same rights in dividend. Therefore, basic and diluted loss per share is the same for both classes of ordinary shares.

Basic EPS is computed by dividing net income attributable to the Company’s ordinary stockholders by the weighted-average number of shares of ordinary shares outstanding during the relevant period. Diluted EPS presents the dilutive effect on a per share basis of the potential ordinary shares (e.g., convertible securities, options and warrants) as if they had been converted at the beginning of the periods presented, or issuance date, if later. Potential ordinary shares that have an anti-dilutive effect (i.e., those that increase income per share or decrease loss per share) are excluded from the calculation of diluted EPS. Contingently issuable shares were not included in the computation of diluted shares outstanding if they were not issuable should the end of the reporting period have been the end of the contingency period. For the year ended December 31, 2023, there was 403,089 contractual issuable shares related to Weiliantong Earn-out Target 2023 achieved as of December 31, 2023 and 636,691 contractual issuable shares related to Weiliantong acquisition. 403,089 shares related to Weiliantong Earn-out Target 2023 was issued in the year ended December 31, 2024. For the year ended December 31, 2024, there was 636,691 issuable shares related to Weiliantong acquisition. For the year ended December 31, 2025, there was 636,691 contractual issuable shares related to Weiliantong acquisition.

Non-controlling interests

(z) Non-controlling interests

As of December 31, 2025, non-controlling interests represent 49% non-controlling shareholders’ interests in HCHY, 49% non-controlling shareholders’ interests in SXFJ, 49% non-controlling shareholders’ interests in Scienjoy Verse and its fully owned subsidiary Scienjoy Meta, 10% non-controlling shareholders’ interests in SJ Verse, 49% non-controlling shareholders’ interests in Scenovo SG and its fully owned subsidiary Fashionfly Limited, 30% non-controlling shareholders’ interests in Star Home, 30% non-controlling shareholders’ interests in Techjoy SG and 30% non-controlling shareholders’ interests in SH Entertainment. The non-controlling interests are presented in the consolidated balance sheets, separately from equity attributable to the shareholders of the Company. Non-controlling interests in the operating results of the Company are presented on the face of the consolidated statements of comprehensive income (loss) as an allocation of the total income or loss between non-controlling interest holders and the shareholders of the Company.

Segment reporting

(aa) Segment reporting

ASC 280, “Segment Reporting”, establishes standards for reporting information about operating segments on a basis consistent with the Company’s internal organizational structure as well as information about geographical areas, business segments and major customers in financial statements for details on the Company’s business segments. The Company’s long-lived assets are substantially all located in the PRC and majority of the Company’s revenues are derived from the PRC. Therefore, no geographical segments are presented. The Company uses the “management approach” in determining reportable operating segments. The management approach considers the internal organization and reporting used by the Group’s the chief operating decision maker (CODM) for making operating decisions and assessing performance as the source for determining the Company’s reportable segments. The Company’s chief operating decision-maker (“CODM”) has been identified as its Chief Executive Officer. The Company’s CODM relies upon the consolidated results of operations as a whole when making decisions about allocating resources and assessing the performance of the Company. As a result of the assessment made by CODM, the Company has only one reportable segment as defined by ASC 280. The Company has concluded that consolidated net income is the measure of segment profitability. The Company does not distinguish between markets or segments for the purpose of internal reporting.

Recent accounting pronouncements

(bb) Recent accounting pronouncements

In November 2024, the FASB issued ASU No. 2024-03, Income Statement - Reporting Comprehensive Income - Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses (“ASU 2024-03”), and in January 2025, the FASB issued ASU No. 2025-01, Income Statement - Reporting Comprehensive Income - Expense Disaggregation Disclosures (Subtopic 220-40): Clarifying the Effective Date (“ASU 2025-01”). ASU 2024-03 requires additional disclosure of the nature of expenses included in the income statement as well as disclosures about specific types of expenses included in the expense captions presented in the income statement. ASU 2024-03, as clarified by ASU 2025-01, is effective for annual reporting periods beginning after December 15, 2026, and interim periods within annual reporting periods beginning after December 15, 2027. Both early adoption and retrospective application are permitted. The Company is currently evaluating the impact of this accounting standard update on its consolidated financial statements and related disclosures.

In May 2025, the FASB issued ASU 2025-03, Business Combinations (Topic 805) and Consolidation (Topic 810): Determining the Accounting Acquirer in the Acquisition of a Variable Interest Entity. ASU 2025-03 clarifies the guidance to determine the accounting acquirer in a business combination that is effected primarily by exchanging equity interests, when the legal acquiree is a variable interest entity (“VIE”) that meets the definition of a business. ASU 2025-03 requires entities to consider the same factors in ASC 805, Business Combinations, required for determining which entity is the accounting acquirer in other acquisition transactions. ASU 2025-03 is effective for the Company’s annual reporting periods beginning after December 15, 2026, and interim reporting periods within those annual reporting periods, with early adoption permitted. ASU 2025-03 is required to be applied on a prospective basis to any acquisition transaction that occurs after the initial application date. The Company is currently assessing the impact this standard will have on the Company’s consolidated financial statements.

In May 2025, the FASB issued ASU 2025-04, Compensation—Stock Compensation (Topic 718) and Revenue from Contracts with Customers (Topic 606). ASU 2025-04 revises the definition of the term performance condition for share-based consideration payable to a customer to incorporate conditions that are based on the volume or monetary amount of a customer’s purchases or potential purchases. ASU 2025-04 also eliminates the policy election to account for forfeitures as they occur for awards with service conditions. ASU 2025-04 also clarifies that ASC 606 variable consideration guidance does not apply to share-based payments to customers; instead, vesting probability should be assessed solely under ASC 718, Compensation—Stock Compensation. ASU 2025-04 is effective for the Company’s annual reporting periods beginning after December 15, 2026, and interim reporting periods within those annual reporting periods, with early adoption permitted. ASU 2025-04 may be applied on either a modified retrospective basis or on a retrospective basis. The Company is currently assessing the impact this standard will have on the Company’s consolidated financial statements.

In July 2025, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2025-05, Measurement of Credit Losses for Accounts Receivable and Contract Assets. ASU 2025-05 amends ASC 326, Financial Instruments—Credit Losses, and introduces a practical expedient available for all entities and an accounting policy election available for all entities, other than public business entities, that elect the practical expedient. These changes apply to the estimation of expected credit losses for current accounts receivable and current contract assets arising from transactions accounted for under ASC 606, Revenue Recognition. Under the practical expedient, entities may assume that current conditions as of the balance sheet date remain unchanged for the remaining life of the asset when developing reasonable and supportable forecasts. This simplifies the estimation process for short-term financial assets. ASU 2025-05 is effective for the Company’s periods beginning after December 15, 2025. , and interim reporting periods within those annual reporting periods, with early adoption permitted. ASU 2025-05 should be applied on a prospective basis. The Company is currently assessing the impact this standard will have on the Company’s consolidated financial statements.

ASU 2025-06, Intangibles-Goodwill and Other-Internal-Use Software (Subtopic 350-40): Targeted Improvements to the Accounting for Internal-Use Software. In September 2025, the FASB issued this ASU to modernize the accounting for internal-use software costs, primarily by simplifying the requirements to capitalize software development costs. This update is effective beginning with the Company’s 2028 fiscal year annual reporting period, with early adoption permitted. The Company is currently assessing the impact this standard will have on the Company’s consolidated financial statements.

ASU 2025-10, Government Grants (Topic 832): Accounting for Government Grants Received by Business Entities. In December 2025, the FASB issued this ASU to establish authoritative guidance on the accounting for government grants received by business entities. This update is effective beginning with the Company’s 2029 fiscal year annual reporting period, with early adoption permitted. The Company is currently assessing the impact this standard will have on the Company’s consolidated financial statements.

Except for the above-mentioned pronouncements, there are no new recent issued accounting standards that will have a material impact on the consolidated financial position, statements of operations and cash flows.